Noncontrolling Interest (Tables)	9 Months Ended
Sep. 30, 2022
Noncontrolling Interest [Abstract]
Summary of Ownership Units	The following table summarizes the ownership of Units in the Company as of September 30, 2022:

	Common Units	Ownership Percentage
Ownership of Class A Common Units	72,909,609	2.3%
Ownership of Class V Common Units	3,148,720,212	97.7%

Balance at end of period	3,221,629,821	100.0%